Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
8.	COMMITMENTS AND CONTINGENCIES

Leases

The lease commitments are for office premises which are classified as operating leases. These non-cancelable leases have lease terms expiring through November 2020.

Lease expense for the six months ended June 30, 2020 and 2019 was $45,298 and $177,464 respectively. The lease commitment is $17,753 with a contract maturity date at March 19, 2021. All of Company's leases were short term (less than 12 months) and the Company elected the practical expedient not to record right of use of assets related to short term leases.

Employment Contracts

Under the PRC labor law, all employees have signed employment contracts with the Company. Management employees have employment contracts with terms up to three years and non-management employees have either a three-year employment contract renewable on an annual basis or non-fixed term employment contract.

Contingency

The Company is periodically the subject of various pending or threatened legal actions and claims arising out of its operations in the normal course of business. In the opinion of management of the Company, adequate provision has been made in the Company's financial statements at June 30, 2020.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these, or other matters, may arise from time to time that may harm our business. Other than the legal proceeding set forth below, the Company is currently not aware of any such legal proceedings or claims that the Company believe will have an adverse effect on our business, financial condition or operating results.

In 2019, Beijing Dehaier and Lianluo Connection terminated employment of over 50 employees due to business restructuring. As of December 31, 2019, 34 of these laid-off employees filed complaints with Beijing Changping District Employment Dispute Arbitration Commission and Beijing Shijingshan District Employment Dispute Arbitration Commission, claiming that Beijing Dehaier and Lianluo Connection failed to pay them, among others, certain salaries, overtime fees and compensations. As of December 31, 2019, the Arbitration Commissions issued arbitral awards with respect to 30 of the 34 employees; Beijing Dehaier and Lianluo Connection had paid off 23 of the 30 employees who had applied for enforcement of the arbitral awards and intend to pay the additional seven employees an aggregate of approximately RMB 310,000 (approximately $44,423) according to entered arbitral awards. As regards the total expenses pertaining to this lay-off, the Company recorded liabilities of RMB979,716 (approximately $140,393) in employment termination compensations and RMB2.99 million (approximately $428,467) in unpaid salaries in 2019, of which the Company had paid off RMB3,346,453 (approximately $475,866) as of June 30, 2020.

In 2020, Beijing Dehaier and Lianluo Connection have terminated the employment of additional 25 employees due to the business downturn. Most of these former employees filed complaints with Beijing Changping District Employment Dispute Arbitration Commission and Beijing Shijingshan District Employment Dispute Arbitration Commission, respectively, claiming that Beijing Dehaier and Lianluo Connection failed to pay them, among others, certain salaries, overtime fees and compensations upon terminations. As of June 30, 2020, Beijing Dehaier and Lianluo Connection have entered into settlement agreements with 15 of these former employees and settled disputes through negotiations with the rest of these employees. The total settlement amount for the 25 employees was RMB3,332,405 (approximately $473,868) and about RMB1,493,225 (approximately $212,337) has been paid off.

On May 9, 2019, Tianjin Wuqing Bohai Printing Co., Ltd., or Wuqing Bohai, filed an arbitration application with Beijing Arbitration Commission against Beijing Dehaier, claiming that Beijing Dehaier failed to pay for goods in accordance with purchase contracts entered into with Wuqing Bohai in 2017 and 2018 and requested Beijing Dehaier to pay Wuqing Bohai an amount of RMB119,770 (approximately $17,450), plus RMB10,000 (approximately $1,457) to cover the expenses of keeping goods that Beijing Dehaier failed to accept. On June 5, 2019, Beijing Dehaier submitted an answer to compliant, noting that it had not received some of the goods under the contracts and Wuqing Bohai failed to provide invoices for some of the goods allegedly received by Beijing Dehaier. Beijing Dehaier submitted that it should only be responsible for the purchase value of RMB48,450 (approximately $7,059). On March 6, 2020, the Beijing Arbitration Commission entered an award, ordering that Beijing Dehaier pay Wuqing Bohai the disputed amount of RMB119,770 (approximately $17,203) and an arbitration fee of RMB10,443 (approximately $1,500) by March 24, 2020 and dismissed other claims of Wuqing Bohai. In May 2020, Beijing Dehaier paid off the disputed amount and the arbitration fee under the case.